Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Foreign exchange loss	$ 15	$ 145	$ 104
Goodwill amount	$ 1,743	$ 1,758	1,903	$ 1,350
Acquisition of goodwill			$ 700